Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Assets1 [Abstract]
Debt service reserve account (Note 10)	$ 12,918	$ 5,235
Low-grade stockpile	11,727	6,909
Loan receivable, including accrued interest	7,718	7,181
Derivative instruments at fair value (Note 14)	2,768	1,585
Reclamation deposits	2,353	2,177
Other	2,364	3,847
Other non-current assets	$ 39,848	$ 26,934